Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Deferred Income Tax Income (expense)	$ (135)	$ (2,969)	$ 23,761
Income Tax Credited (charged) To Other Comprehensive Income	$ (135)	$ (2,969)	$ 23,761